Transamerica International Stock

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Australia - 3.6%
AGL Energy Ltd.	155,588	$ 1,106,741
Aristocrat Leisure Ltd.	64,219	2,986,158
BlueScope Steel Ltd.	82,882	1,082,297
CSL Ltd.	6,082	1,050,013
Evolution Mining Ltd.	874,616	3,039,370
Goodman Group, REIT	66,862	1,491,033
Qantas Airways Ltd. (A)	559,358	3,241,402
South32 Ltd.	281,883	578,804
		14,575,818
Belgium - 0.2%
Anheuser-Busch InBev SA	20,450	1,007,702
Denmark - 2.7%
Danske Bank AS	73,775	2,202,743
Genmab AS (A)	6,188	1,216,295
Novo Nordisk AS, Class B	88,878	7,503,490
		10,922,528
Finland - 0.7%
Nokia OYJ	433,510	2,044,192
UPM-Kymmene OYJ (B)	31,043	915,455
		2,959,647
France - 8.5%
BNP Paribas SA	18,170	1,241,187
Cie de Saint-Gobain SA	23,160	2,171,792
Covivio SA, REIT	24,243	1,288,351
Credit Agricole SA	61,973	932,966
Eiffage SA	24,027	2,146,497
Hermes International SCA	523	1,471,021
L'Oreal SA	6,254	2,320,435
LVMH Moet Hennessy Louis Vuitton SE	1,324	968,379
Publicis Groupe SA	15,292	1,626,333
Renault SA	128,653	6,604,752
Sanofi SA	32,592	3,542,165
Societe Generale SA	117,893	3,816,201
TotalEnergies SE	49,981	2,895,507
Unibail-Rodamco-Westfield, REIT (A)	25,945	2,172,286
Veolia Environnement SA	43,103	1,229,896
		34,427,768
Germany - 6.8%
Allianz SE	2,616	852,990
Bayerische Motoren Werke AG	24,621	1,999,461
Deutsche Telekom AG	183,278	6,148,786
E.ON SE	186,941	2,214,281
Fresenius SE & Co. KGaA (A)	35,699	1,366,041
MTU Aero Engines AG	5,722	1,954,710
Rheinmetall AG	3,374	2,637,908
SAP SE	32,470	8,947,892
Vonovia SE	50,668	1,550,096
		27,672,165
Hong Kong - 1.5%
AIA Group Ltd.	343,400	2,414,151
CK Hutchison Holdings Ltd.	410,500	2,067,151
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CLP Holdings Ltd.	83,500	$ 694,267
Jardine Matheson Holdings Ltd.	20,500	825,751
		6,001,320
Ireland - 0.2%
DCC PLC	13,760	948,781
Israel - 1.2%
Teva Pharmaceutical Industries Ltd., ADR (A)	268,164	4,754,548
Italy - 2.6%
Enel SpA	292,833	2,081,366
Ferrari NV	3,021	1,296,114
Intesa Sanpaolo SpA	1,055,998	4,570,709
Leonardo SpA	81,235	2,537,905
		10,486,094
Japan - 25.7%
Asahi Group Holdings Ltd.	224,900	2,435,967
Chugoku Electric Power Co., Inc. (B)	146,200	814,302
Dai-ichi Life Holdings, Inc.	71,600	1,955,051
Daiichi Sankyo Co. Ltd.	69,700	1,943,264
Daiwa House Industry Co. Ltd.	85,400	2,690,420
Disco Corp.	6,400	1,852,308
FUJIFILM Holdings Corp.	250,800	5,525,399
Fujitsu Ltd.	187,100	3,618,469
Honda Motor Co. Ltd.	219,100	2,073,813
ITOCHU Corp.	105,500	4,857,647
Japan Tobacco, Inc.	51,400	1,309,457
JFE Holdings, Inc.	133,000	1,538,070
KDDI Corp.	185,100	6,166,790
Marubeni Corp.	233,500	3,471,575
Mitsubishi Corp.	122,100	1,947,400
Mitsubishi UFJ Financial Group, Inc.	440,100	5,565,676
Mitsui & Co. Ltd.	108,600	2,149,410
Mizuho Financial Group, Inc.	77,590	2,136,503
MS&AD Insurance Group Holdings, Inc.	67,200	1,393,318
Murata Manufacturing Co. Ltd.	52,200	820,104
NEC Corp.	28,600	2,836,514
Nintendo Co. Ltd.	44,100	2,893,165
Nippon Telegraph & Telephone Corp.	3,191,000	3,141,382
Nomura Holdings, Inc.	497,100	3,231,838
Olympus Corp.	316,100	4,797,132
Otsuka Holdings Co. Ltd.	75,400	3,937,175
Recruit Holdings Co. Ltd.	35,000	2,442,726
Renesas Electronics Corp. (A)	80,800	1,082,273
Sekisui Chemical Co. Ltd.	157,400	2,608,524
Sekisui House Ltd. (B)	61,100	1,404,260
SoftBank Group Corp.	20,300	1,240,973
Sony Group Corp.	161,900	3,573,027
Sumitomo Corp.	154,600	3,351,765
Sumitomo Mitsui Financial Group, Inc.	242,000	5,963,629
Suzuki Motor Corp.	169,800	2,031,859
Takeda Pharmaceutical Co. Ltd.	32,700	879,631
Tokyo Electron Ltd.	7,300	1,231,392
Toyota Motor Corp.	175,700	3,332,943
		104,245,151
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Netherlands - 5.0%
ASM International NV	2,647	$ 1,535,745
ASML Holding NV	11,805	8,732,903
Koninklijke Ahold Delhaize NV	30,617	1,084,993
Koninklijke Philips NV (A)	75,150	2,071,304
NN Group NV	39,054	1,792,432
Prosus NV	68,609	2,620,694
Stellantis NV (B)	185,200	2,472,770
		20,310,841
New Zealand - 0.6%
Xero Ltd. (A)	20,483	2,305,465
Singapore - 3.8%
DBS Group Holdings Ltd.	219,680	7,190,549
Oversea-Chinese Banking Corp. Ltd.	385,000	4,910,588
United Overseas Bank Ltd.	114,600	3,150,313
		15,251,450
Spain - 3.8%
Banco Bilbao Vizcaya Argentaria SA (B)	168,698	1,920,619
Banco Santander SA	1,339,080	6,862,120
Cellnex Telecom SA (A)(C)	16,409	549,590
Iberdrola SA	310,277	4,384,698
Redeia Corp. SA (B)	68,600	1,153,929
Repsol SA	49,703	577,643
		15,448,599
Sweden - 2.0%
Alfa Laval AB	43,558	1,941,668
Assa Abloy AB, Class B	64,872	1,987,439
Atlas Copco AB, A Shares	135,648	2,266,102
SKF AB, B Shares (B)	89,293	1,803,520
		7,998,729
Switzerland - 7.7%
ABB Ltd.	55,884	3,043,017
Alcon AG	33,655	3,071,148
Holcim AG	49,862	4,997,366
Nestle SA	19,335	1,642,327
Novartis AG	56,159	5,878,542
Roche Holding AG	17,806	5,597,703
UBS Group AG	198,818	7,010,229
		31,240,332
United Kingdom - 17.6%
3i Group PLC	162,073	7,786,523
AstraZeneca PLC	26,605	3,734,692
BAE Systems PLC	119,490	1,806,238
Barclays PLC	1,537,975	5,636,669
BP PLC	321,001	1,660,632
British American Tobacco PLC	110,956	4,402,283
Coca-Cola Europacific Partners PLC	43,932	3,450,859
Compass Group PLC	63,073	2,173,140
GSK PLC	101,693	1,771,449
Halma PLC	45,261	1,695,535
HSBC Holdings PLC	694,537	7,253,826
Imperial Brands PLC	84,265	2,842,060
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	2,069,603	$ 1,591,244
Marks & Spencer Group PLC	242,356	1,003,984
RELX PLC	58,646	2,912,151
Rio Tinto PLC	33,054	1,990,574
Rolls-Royce Holdings PLC (A)	644,681	4,806,834
Sage Group PLC	111,773	1,857,609
Segro PLC, REIT	100,538	888,914
Shell PLC	93,159	3,058,850
SSE PLC	70,943	1,429,183
Standard Chartered PLC	183,868	2,472,935
Unilever PLC	76,355	4,373,387
Vodafone Group PLC	1,065,109	907,414
		71,506,985
Total Common Stocks (Cost $325,070,687)		382,063,923
PREFERRED STOCKS - 1.5%
Germany - 1.5%
Henkel AG & Co. KGaA, 2.20% (D)	37,073	3,239,063
Volkswagen AG, 9.26% (D)	26,868	2,739,620
Total Preferred Stocks (Cost $6,931,594)		5,978,683
EXCHANGE-TRADED FUND - 0.5%
United States - 0.5%
iShares MSCI EAFE ETF	$ 28,635	2,269,037
Total Exchange-Traded Fund (Cost $2,164,874)		2,269,037
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (E)	1,450,150	1,450,150
Total Other Investment Company (Cost $1,450,150)		1,450,150

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 1.80% (E), dated 01/31/2025, to be repurchased at $14,383,263 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $14,668,927.	$ 14,381,106	14,381,106
Total Repurchase Agreement (Cost $14,381,106)		14,381,106
Total Investments (Cost $349,998,411)		406,142,899
Net Other Assets (Liabilities) - (0.1)%		(425,262)
Net Assets - 100.0%		$ 405,717,637
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,205,407	$373,858,516	$—	$382,063,923
Preferred Stocks	—	5,978,683	—	5,978,683
Exchange-Traded Fund	2,269,037	—	—	2,269,037
Other Investment Company	1,450,150	—	—	1,450,150
Repurchase Agreement	—	14,381,106	—	14,381,106
Total Investments	$11,924,594	$394,218,305	$—	$406,142,899
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $6,200,437, collateralized by cash collateral of $1,450,150 and non-cash collateral, such as U.S. government securities of $5,070,159. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $549,590, representing 0.1% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Rate disclosed reflects the yield at January 31, 2025.
(F)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Stock (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds